SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
Summary of share options activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding at December 31, 2018	3,396,797	1.61	6.47	15,919
Granted	1,028,728	0.10	—	—
Exercised	(753,936)	0.64	—	—
Forfeited	(235,225)	0.63	—	—
Expired	—	—	—	—
Outstanding at December 31, 2019	3,436,364	1.43	5.99	1,815
Granted	1,236,146	1.26	—	—
Exercised	(1,485,763)	0.33	—	—
Forfeited	(363,940)	1.64	—	—
Expired	—	—	—	—
Outstanding at December 31, 2020	2,822,807	1.91	6.85	4,311
Vested and expected to vest as of December 31, 2020	2,572,024	1.87	6.45	3,717
Exercisable as of December 31, 2020	2,099,922	1.82	5.72	3,261

Summary of fair value assumptions

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2018	2019	2020
Expected volatility	53.52%-55.70%	52.05%-59.74%	72.22%-78.51%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.2-2.8	2.2-2.8	2.2-2.8
Risk-free interest rate per annum	2.54%-3.23%	1.58%-2.89%	0.79%-2.08%
The fair value of underlying ordinary shares (per share)	US$6.97-US$14.99	US$0.59-US$6.48	US$1.71-US$4.65

Schedule of fair values of the options granted

	Year Ended December 31,
	2018	2019	2020
	US$	US$	US$
Weighted average grant date fair value of option per share	12.35	4.84	2.52
Aggregate grant date fair value of options	13,402	4,980	3,115

Summary of the non-vested shares activity

	Number of Non-	Weighted Average
	vested Shares	Grant Date Fair Value
		US$
Outstanding as of December 31, 2017	106,767	14.75
Granted	211,977	11.20
Vested	(16,557)	14.22
Forfeited	(22,541)	12.39
Outstanding as of December 31, 2018	279,646	12.28
Granted	225,627	5.12
Vested	(80,020)	8.53
Forfeited	(60,475)	8.01
Outstanding as of December 31, 2019	364,778	9.39
Granted	253,540	3.28
Vested	(253,957)	5.44
Forfeited	(53,923)	9.25
Outstanding as of December 31, 2020	310,438	7.66